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                             LETTERHEAD AND LOGO OF
                    JEFFERSON PILOT FINANCIAL APPEARS HERE

                                                 May 5, 2003



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street N.W.
Washington  DC  20549

      RE:  JPF Separate Account A
           File No. 333-44228

Commissioners:

Pursuant to Rule 497(j) of the Securities Act of 1933, I hereby certify that:

    (1)  the form of the prospectus that would have been filed under paragraph
         (b) of Rule 497 does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6; and

    (2) the text of the most recent Post-Effective Amendment was electronically filed on April 28, 2003.

If you have any questions, please call me at (603) 229-6140. Thank you.

                                                 Sincerely,

                                                 /s/Charlene Grant

                                                 Charlene Grant